Document and Entity Information	Jun. 03, 2020
Prospectus:
Document Type	497
Document Period End Date	Jun. 03, 2020
Registrant Name	AGF Investments Trust
Entity Central Index Key	0001479599
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 03, 2020
Document Effective Date	Jun. 03, 2020
Prospectus Date	Nov. 01, 2019
AGF Global Sustainable Growth Equity Fund | Class R6
Prospectus:
Trading Symbol	AGPRX
AGF Global Sustainable Growth Equity Fund | Class I
Prospectus:
Trading Symbol	AGPIX